SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the equity-classified LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	842,881	$9.80	2,076,317	$10.10	2,248,699	$9.58
Granted	2,407,500	$8.75	5,000	$5.04	1,011,040	$8.76
Vested	(561,548)	$10.35	(1,049,243)	$8.80	(1,064,774)	$9.38
Forfeited	(58,427)	$8.56	(189,193)	$9.68	(118,648)	$9.25
Unvested at End of Period	2,630,406	$8.75	842,881	$9.80	2,076,317	$10.10

SCHEDULE OF STOCK-BASED COMPENSATION

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Cost of Services	$2,983	$3,368	$4,466
Selling, general and administrative expenses (excluding Amortization)	3,049	3,395	4,803
Net cost	$6,032	$6,763	$9,269